Offerings - Offering: 1	Dec. 22, 2025 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 1,050,000
Amount of Registration Fee	$ 145.01
Offering Note	Estimated solely for purposes of calculating the filing fee. This amount is based on the offer to purchase up to 300,000 shares of common stock, par value $0.001 per share, at the tender offer price of $3.50 per share.The amount of the filing fee, calculated in accordance with Rule 0-11(b) under the Securities Exchange Act of 1934, as amended, equals $138.10 per $1,000,000 of the value of the transaction.